Exchange Act-Forms
                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 6/30/00
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Benchmark Capital Management Co., L.L.C.
________________________________________________________________________________

Address:  2490 Sand Hill Road, Menlo Park, CA 94025_____________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05409 ________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Steven M. Spurlock

Title:  Managing Member

Phone:  650 854-8180

Signature, Place, and Date of Signing:

/s/ Steven M. Spurlock__________________________________________________________
[Signature]

Menlo Park, CA__________________________________________________________________
[City, State]

August 11, 2000_________________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13FCOMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                      8
                                                --------------

Form 13F Information Table Value Total:             $1,447,658
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE

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
                                            FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                                           Value       Shares/ Sh/  Put/Invstmt
      Name of Issuer        Title of class CUSIP           (x$1000)    PrnAmt  Prn Call Dscretn Managers       Sole   Shared   None
    Broadbase Software, Inc. COM         11130R100       210,990     6,889,484  SH      Sole                6,889,484
    CacheFlow, Inc.          COM         126946102       292,879     4,757,388  SH      Sole                4,757,388
    Kana Communications, Inc.COM         483600102       533,625     8,624,250  SH      Sole                8,624,250
    NorthPoint CommunicationsCOM         666610100       100,687     8,999,592  SH      Sole                8,999,592
    Qualcomm                 COM         747525103         5,499        91,652  SH      Sole                   91,652
    Silicon Gaming, Inc.     COM         827054107           381     1,031,986  SH      Sole                1,031,986
    Webvan.com               COM         94845V103       265,917    36,521,976  SH      Sole               36,521,976
    Wink Communications, Inc.COM         974168106        37,680     1,235,417  SH      Sole                1,235,417
